Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories Abstract
Raw materials	$ 10,501,330	$ 24,695,737
Finished goods	20,620,684	15,296,147
Goods in transit		8,108
Inventories, net	$ 27,190,797	$ 39,999,992